Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 01, 2017	Jun. 30, 2016	Jun. 30, 2015
C000014907
Account Value [Line Items]
Line Graph and Table Measure Name	WesMark Balanced Fund
Account Value	$ 18,269	$ 17,024	$ 15,655	$ 14,956	$ 15,850	$ 12,857	$ 12,614	$ 11,808	$ 11,156		$ 10,352	$ 10,000
C000014908
Account Value [Line Items]
Line Graph and Table Measure Name	WesMark Government Bond Fund
Account Value	$ 9,878	9,381	9,205	9,852	11,181	11,212	10,766	10,152	10,253		10,396	10,000
C000014909
Account Value [Line Items]
Line Graph and Table Measure Name	WesMark Large Company Fund
Account Value	$ 27,120	24,229	20,018	17,446	20,689	14,499	13,292	12,508	10,831		9,204	10,000
C000014910
Account Value [Line Items]
Line Graph and Table Measure Name	WesMark Small Company Fund
Account Value	$ 25,263	20,906	17,468	16,362	19,385	12,446	11,633	12,119	10,735		9,049	10,000
C000179136
Account Value [Line Items]
Line Graph and Table Measure Name	WesMark Tactical Opportunity Fund
Account Value	$ 15,760	14,433	13,339	12,669	14,246	11,071	11,254	10,915	10,260	$ 10,000
C000014911
Account Value [Line Items]
Line Graph and Table Measure Name	WesMark West Virginia Municipal Bond Fund
Account Value	$ 11,190	11,026	10,847	10,655	11,603	11,434	11,051	10,538	10,501		10,538	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260		10,399	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567		10,600	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260		10,399	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,898	18,479	16,790	14,951	19,987	12,335	13,211	13,663	11,621		9,327	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	$ 29,838	25,909	20,801	17,393	19,459	13,821	12,856	11,643	10,180	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,437	12,300	11,917	11,549	12,632	12,126	11,610	10,880	10,713		10,765	10,000
60% S&P 500 and 40% Bloomberg Int Gov/Cred
Account Value [Line Items]
Account Value	23,998	21,444	18,459	16,529	18,164	14,734	13,653	12,472	11,520		10,438	10,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Account Value	23,701	21,233	18,396	16,537	18,424	14,977	13,794	12,555	11,589		10,504	10,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	12,237	11,465	11,003	11,014	11,879	11,856	11,068	10,351	10,411		10,433	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567		10,600	10,000
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value	$ 12,237	11,465	11,003	11,014	11,879	11,856	11,068	10,351	10,411		10,433	10,000
60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF
Account Value [Line Items]
Account Value	18,513	16,492	14,577	13,252	15,230	12,254	11,743	11,053	10,348	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,486	10,828	10,551	10,651	11,873	11,912	10,955	10,156	10,196	10,000
HFRI Fund of Funds Index
Account Value [Line Items]
Account Value	$ 14,599	13,612	12,545	12,075	12,804	10,801	10,776	10,653	10,128	$ 10,002
Bloomberg Municipal Bond: 5 Year GO (4-6)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 5 Year GO (4-6)
Account Value	$ 11,897	$ 11,419	$ 11,237	$ 11,088	$ 11,676	$ 11,473	$ 11,015	$ 10,462	$ 10,444		$ 10,409	$ 10,000